Other Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Deferred mobilization and contract preparation cost	$ 17.1	$ 4.4
Deferred tax asset	3.5	0.7
Liquidated damages	2.3	0.0
Non-current accrued revenue	$ 3.8	$ 0.0
Right-of-use lease asset, non-current [extensible enumeration]	Other non-current assets	Other non-current assets
Right-of-use lease asset, non-current	$ 1.7	$ 1.3
VAT receivable	0.4	0.4
Prepayments	0.2	0.1
Other non-current assets	26.7	6.9
Deferred demobilization revenue
Disaggregation of Revenue [Line Items]
Non-current accrued revenue	$ 1.5	$ 0.0